SHARE CAPITAL (Schedule of Summary of RSUs) (Details	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Number of shares
Balance at beginning of year | shares	925,200
Granted | shares	360,500	1,064,600
Cancelled | shares	(26,250)	(3,000)
Distributed | shares	(464,550)	(136,400)
Balance at end of year | shares	794,900	925,200
Weighted average grant date closing price per share (in CAD)
Balance at beginning of year | $ / shares	$ 4.70
Granted | $ / shares	6.46	4.70
Cancelled | $ / shares	4.80	4.70
Distributed | $ / shares	4.72	4.70
Balance at end of year | $ / shares	$ 5.48	$ 4.70